Organization, Business and Going Concern (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($) shares
Organization, Business And Going Concern 1			1
Organization, Business And Going Concern 2 | shares			1.1
Organization, Business And Going Concern 3 | shares			220,000,000
Organization, Business And Going Concern 4			$ 0.001
Organization, Business And Going Concern 5			39,952,984
Organization, Business And Going Concern 6 | shares			43,948,282
Organization, Business And Going Concern 7			$ 0.001
Organization, Business And Going Concern 8			1,214,773
Organization, Business And Going Concern 9			1,770,500
Organization, Business And Going Concern 10			11,300,662
Organization, Business And Going Concern 11			10,085,889
Organization, Business And Going Concern 12			76,285
Organization, Business And Going Concern 13			$ 619,608
Organization, Business And Going Concern 1		$ 1,869,277
Organization, Business And Going Concern 2		1,214,773
Organization, Business And Going Concern 3		13,169,939
Organization, Business And Going Concern 4		11,300,662
Organization, Business And Going Concern 5		2,703,148
Organization, Business And Going Concern 6		$ 76,285
Organization, Business And Going Concern 1	100.00%
Organization, Business And Going Concern 2	51.00%
Organization, Business And Going Concern 3	49.00%
Organization, Business And Going Concern 4	$ 70,000
Organization, Business And Going Concern 5	5.00%
Organization, Business And Going Concern 6	20
Organization, Business And Going Concern 7	20
Organization, Business And Going Concern 8	$ 0
Organization, Business And Going Concern 9	578,713
Organization, Business And Going Concern 10	400,553
Organization, Business And Going Concern 11	13,748,652
Organization, Business And Going Concern 12	13,169,939
Organization, Business And Going Concern 13	2,321,497
Organization, Business And Going Concern 14	$ 520,321